Consolidated Statements of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenue	$ 107,534	669,948	541,614	418,628
Cost of revenue	(11,317)	(70,504)	(58,073)	(41,650)
Gross profit	96,217	599,444	483,541	376,978
Operating expenses
Research and development costs	(11,433)	(71,228)	(41,805)	(39,409)
Sales, marketing and distribution expenses	(51,078)	(318,223)	(254,767)	(194,877)
General and administrative expenses	(13,173)	(82,070)	(66,908)	(55,850)
Grant income	144	898	1,585	1,256
Income from operations	20,677	128,821	121,646	88,098
Interest income	4,126	25,708	18,499	12,950
Impairment loss on available-for-sale securities	(3,279)	(20,427)	(1,334)	0
Share of gain/(loss) in non-consolidated affiliates	(105)	(655)	(1,590)	704
Other income/(loss), net	(160)	(994)	(851)	1,306
Total other income, net	582	3,632	14,724	14,960
Income before income tax expense	21,259	132,453	136,370	103,058
Income tax expense	(4,796)	(29,878)	(28,210)	(21,772)
Net income	16,463	102,575	108,160	81,286
Less: net profit/(loss) attributable to non- controlling interest, net of tax	35	221	(413)	0
Net income attributable to 3SBio Inc.	$ 16,428	102,354	108,573	81,286
Net income attributable to 3SBio Inc. per share:
- Basic	$ 0.11	0.66	0.71	0.54
- Diluted	$ 0.10	0.64	0.69	0.53
Weighted average shares:
- Basic	154,726,537	154,726,537	153,310,128	151,241,036
- Diluted	158,971,682	158,971,682	157,148,685	154,131,768